Inventories, Net - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory, Net [Abstract]
Raw material	$ 24,329	$ 55,029	$ 39,485
Work in process	310,672	135,341	202,412
Goods in transit	1,058,677	1,044,733	831,688
Inventories provision	(61,913)	(18,058)	(12,359)
Total inventories	$ 1,331,765	$ 1,217,045	$ 1,061,226